Taxation	12 Months Ended
Dec. 31, 2011
Taxation [Abstract]
Taxation

11. TAXATION

a) Business tax (“BT”) and related surcharges

The Group’s PRC operations are subject to BT at the rate of 3% or 5%, for premium mobile Internet services, and 5% for other services. Related surcharges are 10% of BT. BT and the related surcharges are recognized when the revenue is earned.

b) Income taxes

Cayman Islands

Under the common tax laws of the Cayman Islands, the Company is not subject to tax on its income, or capital gains, in addition, upon payment of dividends by the Company to its shareholders, no Cayman Islands withholding tax will be imposed.

Hong Kong

Entities incorporated in Hong Kong are subject to Hong Kong profit tax at a rate at 16.5% since the beginning of 2008.

United States

NQ US is subject to a 34% federal corporate income tax rate and, under certain circumstances, subject to certain state income tax in the United States. There was no significant operations of NQ US for the years ended December 31, 2010 and 2011.

Taiwan

The Group’s subsidiary established in Taiwan does not have significant operations since their inception during the year ended December 31, 2011.

Mainland China

On March 16, 2007, the National People’s Congress adopted the new Corporate Enterprise Income Tax Law (the “New CIT Law”), which became effective from January 1, 2008 and replaced the previous separate income tax laws for domestic enterprises and foreign-invested enterprises by adopting a uniform income tax rate of 25%. Preferential tax treatments continue to be granted to entities that are qualified as “high and new technology enterprises strongly supported by the State”, or conducted business in encouraged sectors. An enterprise qualified as a “high and new technology enterprise” is entitled to a preferential income tax rate of 15%.

On August 3, 2005, the State Bureau of Taxation adopted the preferential tax treatments for the entities obtained the software enterprise qualification, after the New CIT Law became effective, entities qualifying software enterprise continued to be entitled to 2 years tax exemption from the first profitable year followed by 3 years preferential tax rate of 12.5% reduction in corporate income tax.

In addition, under the New CIT Law, dividends, interests, rent, royalties and gains on transfers of property payable by a foreign-invested enterprise in the PRC to its foreign investor who is a non-resident enterprise will be subject to withholding tax, unless such non-resident enterprise’s jurisdiction of incorporation has a tax treaty with the PRC that provides for a reduced rate of withholding tax. The withholding tax rate is 5% for the parent company in Hong Kong if the parent company is the beneficial owner of the dividend and approved by the PRC tax authority to enjoy the preferential tax benefit. The withholding tax rate is 10% for the parent company incorporated in other countries which do not have any tax treaty with the PRC. Such a withholding tax imposed on the dividend income received from the Company’s PRC entities will reduce the Company’s net income. On February 22, 2008, the Ministry of Finance and State Tax Bureau jointly issued a circular which stated that for foreign invested enterprises, all profits accumulated up to December 31, 2007 are exempted from withholding tax when they are distributed to foreign investors.

The Company’s PRC entities CIT rate was as follows:

Beijing Technology was qualified as a high and new technology enterprise under the New CIT Law and it has successfully renewed this status in late 2011 which enabled it enjoying preferential income tax treatment for another 3 years up to 2013. Accordingly, it was subject to a rate of 7.5% from 2008 to 2010, and a rate of 15% thereafter so long as it continues to qualify as a high and new technology enterprise. The CIT rate was approved by Beijing Haidian District State Tax Bureau as a transitional treatment to allow the Beijing Technology to continue to enjoy its unexpired tax holiday provided by the previous income tax laws and rules. Beijing Technology paid CIT of US$27, US$0 and US$16 for the years ended December 31, 2009, 2010 and 2011, respectively.

NetQin Beijing was qualified as a software enterprise under the New CIT Law, which was entitled to enjoy preferential income tax treatment of income tax exemption for the first two years when it became profitable, followed by three years preferential income tax rate of 12.5% up to 2015. Accordingly, it was subject to zero income tax rate from 2011 to 2012, and a rate of 12.5% from 2013 to 2015. The CIT rate was approved by Beijing Haidian District State Tax Bureau as a software enterprise to allow the NetQin Beijing to enjoy its tax holiday provided by previous income tax laws and rules. Therefore, NetQin Beijing was not required pay any income tax for the years ended December 31, 2009, 2010 and 2011.

NetQin Beijing, was subject to the prevailing income tax rate of 25% on taxable income for the years ended 2009 and 2010.

Fuzhou NetQin was subject to a prevailing income tax rate of 25%.

The New CIT Law also provides that an enterprise established under the laws of foreign countries or regions but whose “de facto management body” is located in the PRC be treated as a resident enterprise for PRC tax purposes and consequently be subject to the PRC income tax at the rate of 25% for its global income. The Implementation Rules of the New CIT Law merely define the location of the “de facto management body” as “the place where the exercising, in substance, of the overall management and control of the production and business operation, personnel, accounting, properties, etc., of a non-PRC company is located.” Based on a review of surrounding facts and circumstances, the Company does not believe that it is likely that its operations outside the PRC should be considered a resident enterprise for PRC income tax purposes. However, due to limited guidance and implementation history of the New CIT Law, should the Company be treated as a resident enterprise for PRC income tax purposes, the Company will be subject to PRC income tax on worldwide income at a uniform income tax rate of 25% retroactive to January 1, 2008.

Composition of income tax expense

The current and deferred portions of income tax expense included in the Group’s consolidated statements of operations are as follows:

	For the Years Ended December 31,
	2009	2010	2011
	US$	US$	US$
Current income tax expense	—	218	96
Deferred income tax expense/(benefit)	—	183	(91)
Withholding tax expense	—	—	92

Income tax expense	—	401	97

Reconciliation between the PRC statutory CIT rate of 25% for 2009, 2010 and 2011 and the Company’s effective tax rate is as follows:

	For the Years Ended December 31,
	2009	2010	2011
Statutory EIT rate	(25.0)%	(25.0)%	(25.0)%
Effect of tax holidays	—	(4.6)%	25.4%
Effect of tax-exempted entity	5.0%	26.4%	(5.3)%
Effect of change in valuation allowance	17.7%	5.7%	5.3%
Withholding tax expense	—	—	(0.9)%
Other permanent book-tax differences	2.3%	1.8%	(0.4)%

Effective income tax rate	0.0%	4.3%	(0.9)%

The combined effects of the income tax expense exemption and reduction available to us are as follows:

	For the Years Ended December 31,
	2009	2010	2011
	US$	US$	US$
Tax holiday effect	—	(434)	(2,624)
Per share effect, basic	—	(0.009)	(0.015)
Per share effect, diluted	—	(0.009)	(0.014)

Deferred income tax

Deferred income tax was measured using the enacted income tax rates for the periods in which they are expected to be reversed. Significant components of the Group’s deferred income tax assets and liabilities consist of as follows:

	December 31,
	2010	2011
	US$	US$
Deferred income tax assets, current
Accruals	71	74
Other differences	27	70

Total current deferred income tax assets	98	144
Less: Valuation allowance	(98)	(144)

Net current deferred income tax assets	—	—

Deferred income tax assets, non-current
Equity investment	368	232
Net operating loss carry forwards	2	757
Other differences	8	18

Total non-current deferred income tax assets	378	1,007
Less: Valuation allowance, non-current	(378)	(1,007)

Net non-current deferred income tax assets	—	—

Deferred income tax liabilities, current
Prepaid customer acquisition costs	—	103

Total current deferred income tax liabilities	—	103

Deferred income tax liabilities, non-current	—	—
Prepaid customer acquisition costs	187	—

Total non-current deferred income tax liabilities	187	—

Movement of valuation allowance

	December 31,
	2010	2011
	US$	US$
Balance at beginning of the year	440	476
Current year addition	36	675
Current year reversal	—	—

Balance at end of the year	476	1,151

The Group had net operating loss carry forwards of US$4,398 primarily attributable to Beijing Technology and Fuzhou NetQin as of December 31, 2011 which will expire on various dates from December 31, 2015 to December 31, 2016.